UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04494

                    The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeff Jonas, CFA

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 6.1% compared with an increase of 3.8% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (3/3/86)
Class AAA (GABAX)	6.06%	(1.31)%	8.36%	7.35%	7.28%	11.75%
S&P 500 Index	3.84	3.99	12.10	7.42	5.75	10.11(d)
Dow Jones Industrial Average	4.25	4.44	10.35	7.61	6.21	10.92(d)
Nasdaq Composite Index	(2.63)	(1.58)	13.27	9.55	6.61	8.82(d)
Class A (GATAX)	6.08	(1.30)	8.36	7.35	7.28	11.75
With sales charge (b)	(0.02)	(6.97)	7.08	6.72	6.86	11.52
Class C (GATCX)	5.68	(2.03)	7.55	6.56	6.62	11.41
With contingent deferred sales charge (c)	4.68	(3.01)	7.55	6.56	6.62	11.41
Class I (GABIX)	6.20	(1.06)	8.63	7.58	7.44	11.83

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 14 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/16	06/30/16	Ratio	Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,060.60	1.37%	$ 7.02
Class A	$1,000.00	$1,060.80	1.37%	$ 7.02
Class C	$1,000.00	$1,056.80	2.12%	$10.84
Class I	$1,000.00	$1,062.00	1.12%	$ 5.74
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.37%	$ 6.87
Class A	$1,000.00	$1,018.05	1.37%	$ 6.87
Class C	$1,000.00	$1,014.32	2.12%	$10.62
Class I	$1,000.00	$1,019.29	1.12%	$ 5.62

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The Gabelli Asset Fund

Food and Beverage	14.7%
Financial Services	9.5%
Equipment and Supplies	7.0%
Entertainment	6.7%
Health Care	5.1%
Consumer Products	5.0%
Diversified Industrial	5.0%
Cable and Satellite	4.5%
Automotive: Parts and Accessories	4.2%
Energy and Utilities	3.9%
Retail	3.6%
Business Services	3.2%
Machinery	2.9%
Telecommunications	2.3%
Environmental Services	2.3%
Broadcasting	2.1%
Metals and Mining	2.0%
Specialty Chemicals	1.9%
Consumer Services	1.8%
Electronics	1.7%
Computer Software and Services	1.5%

Aviation: Parts and Services	1.4%
Aerospace	1.3%
Hotels and Gaming	1.2%
Publishing	0.9%
Wireless Communications	0.8%
Transportation	0.5%
Agriculture	0.5%
Automotive	0.5%
Communications Equipment	0.4%
Building and Construction	0.4%
Real Estate Investment Trusts	0.4%
Real Estate	0.3%
Manufactured Housing and Recreational Vehicles	0.1%
Computer Hardware	0.1%
Closed-End Funds	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	0.3%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2016 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.7%
	Aerospace — 1.3%
535,000	Aerojet Rocketdyne Holdings Inc.†	$1,678,109	$9,779,800
22,000	B/E Aerospace Inc.	1,166,120	1,015,850
5,000	Lockheed Martin Corp.	147,750	1,240,850
6,000	Northrop Grumman Corp.	268,238	1,333,680
2,066,100	Rolls-Royce Holdings plc	15,582,145	19,569,873
146,693,100	Rolls-Royce Holdings plc, Cl. C†	213,183	195,286
25,000	The Boeing Co.	1,661,033	3,246,750

		20,716,578	36,382,089

	Agriculture — 0.5%
244,000	Archer Daniels Midland Co.	2,841,653	10,465,160
26,000	Monsanto Co.	535,766	2,688,660
6,500	Potash Corp of Saskatchewan Inc.	29,744	105,560
25,000	The Mosaic Co.	438,682	654,500

		3,845,845	13,913,880

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow	1,464	45,000

	Automotive — 0.5%
6,500	Ferrari NV	280,323	266,045
50,000	General Motors Co.	1,587,900	1,415,000
485,000	Navistar International Corp.†	10,011,850	5,669,650
93,000	PACCAR Inc.	476,625	4,823,910
3,000	Volkswagen AG	119,556	400,843

		12,476,254	12,575,448

	Automotive: Parts and Accessories — 4.2%
190,000	BorgWarner Inc.	823,241	5,608,800
130,000	Brembo SpA	1,356,542	7,128,288
94,000	CLARCOR Inc.	602,883	5,718,020
503,000	Dana Holding Corp.	6,055,799	5,311,680
63,000	Federal-Mogul Holdings Corp.†	619,510	523,530
486,000	Genuine Parts Co.	12,759,857	49,207,500
275,000	Johnson Controls Inc.	2,442,821	12,171,500
77,500	Modine Manufacturing Co.†	732,249	682,000
56,000	O’Reilly Automotive Inc.†	2,745,871	15,181,600
44,000	Standard Motor Products Inc.	377,168	1,750,320
119,000	Superior Industries International Inc.	2,036,396	3,186,820
85,000	Tenneco Inc.†	2,519,000	3,961,850
45,000	Visteon Corp.	4,403,885	2,961,450

		37,475,222	113,393,358

	Aviation: Parts and Services — 1.4%
1,900,000	BBA Aviation plc	4,389,029	5,584,888
303,500	Curtiss-Wright Corp.	1,957,345	25,569,875

			Market
Shares		Cost	Value
120,000	Kaman Corp.	$ 1,932,595	$ 5,102,400
40,000	KLX Inc.†.	1,574,270	1,240,000

		9,853,239	37,497,163

	Broadcasting — 2.1%
301,103	CBS Corp., Cl. A, Voting	3,579,540	17,349,555
18,000	Cogeco Inc.	342,646	777,847
26,666	Corus Entertainment Inc., New York, Cl. B	43,320	272,081
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	137,473
120,000	ITV plc	412,918	287,072
16,900	Liberty Braves Group, Cl. A†	50,845	254,176
89,086	Liberty Braves Group, Cl. C†	946,052	1,306,001
38,250	Liberty Broadband Corp., Cl. A†	197,528	2,272,050
127,682	Liberty Broadband Corp., Cl. C†	2,215,855	7,660,920
39,000	Liberty Media Group, Cl. A†	100,549	746,460
77,250	Liberty Media Group, Cl. C†	374,121	1,465,433
157,000	Liberty SiriusXM Group, Cl. A†	408,137	4,923,520
291,000	Liberty SiriusXM Group, Cl. C†	1,449,680	8,983,170
360,000	MSG Networks Inc., Cl. A†	289,752	5,522,400
10,000	Naspers Ltd., Cl. N	393,199	1,520,906
40,000	Sky plc	589,772	451,562
366,000	Television Broadcasts Ltd.	1,680,508	1,250,177
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	532,223

		13,656,493	55,713,026

	Building and Construction — 0.4%
39,000	Assa Abloy AB, Cl. B	667,259	793,303
165,000	Fortune Brands Home & Security Inc.	2,242,316	9,565,050
10,000	Layne Christensen Co.†	111,804	81,000

		3,021,379	10,439,353

	Business Services — 3.2%
35,000	Ascent Capital Group Inc., Cl. A†	1,248,946	538,650
145,000	Blucora Inc.†	1,735,526	1,502,200
200,000	Clear Channel Outdoor Holdings Inc., Cl. A	830,178	1,244,000
85,000	Ecolab Inc.	782,945	10,081,000
140,000	Fly Leasing Ltd., ADR	1,860,448	1,390,200
60,000	Landauer Inc.	370,683	2,469,600
315,000	Live Nation Entertainment Inc.†	3,362,415	7,402,500
145,000	Macquarie Infrastructure Corp.	7,012,809	10,737,250
220,000	MasterCard Inc., Cl. A	1,455,439	19,373,200

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
20,000	MOCON Inc.	$275,440	$283,200
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	141,120
175,000	The Brink’s Co.	4,520,286	4,985,750
950,000	The Interpublic Group of Companies Inc.	9,753,739	21,945,000
24,000	Vectrus Inc.†	116,767	683,760
64,000	Visa Inc., Cl. A	847,361	4,746,880

		34,316,121	87,524,310

	Cable and Satellite — 4.5%
160,000	AMC Networks Inc., Cl. A†	198,035	9,667,200
3,300	Cable One Inc.	900,157	1,687,653
10,102	Charter Communications Inc., Cl. A†	1,092,881	2,309,721
334,000	Comcast Corp., Cl. A	6,363,084	21,773,460
25,000	DigitalGlobe Inc.†	492,836	534,750
323,200	DISH Network Corp., Cl. A†	7,451,489	16,935,680
116,000	EchoStar Corp., Cl. A†	3,689,064	4,605,200
147,900	Liberty Global plc, Cl. A†	525,759	4,297,974
405,000	Liberty Global plc, Cl. C†	4,460,603	11,603,250
23,698	Liberty Global plc LiLAC, Cl. A†	96,141	764,508
60,933	Liberty Global plc LiLAC, Cl. C†	873,428	1,979,721
712,000	Rogers Communications Inc., New York, Cl. B	3,838,117	28,764,800
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	2,024,072
178,000	Scripps Networks Interactive Inc., Cl. A	6,053,672	11,084,060
124,000	Shaw Communications Inc., New York, Cl. B	240,822	2,380,800
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,303,495

		36,670,861	122,716,344

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	99,328	86,883
79,500	Royce Value Trust Inc.	972,272	935,715

		1,071,600	1,022,598

	Communications Equipment — 0.4%
325,000	Corning Inc.	2,062,979	6,656,000
52,000	Harris Corp.	4,139,964	4,338,880

		6,202,943	10,994,880

	Computer Hardware — 0.1%
16,000	Apple Inc.	1,600,698	1,529,600
55,000	HP Inc.	515,277	690,250

			Market
Shares		Cost	Value
3,000	Wincor Nixdorf AG†	$ 140,138	$ 173,987

		2,256,113	2,393,837

	Computer Software and Services — 1.5%
5,300	Alphabet Inc., Cl. C†	2,765,110	3,668,130
161,500	Diebold Inc.	5,113,339	4,010,045
19,000	DST Systems Inc.	1,359,576	2,212,170
166,000	eBay Inc.†	3,385,027	3,886,060
51,500	Fidelity National Information Services Inc.	982,476	3,794,520
187,000	Hewlett Packard Enterprise Co.	2,240,101	3,416,490
165,000	Internap Corp.†	876,870	339,900
15,000	Microsoft Corp.	487,338	767,550
75,000	NCR Corp.†	1,773,041	2,082,750
7,992	NetScout Systems Inc.†	29,395	177,822
78,000	Rockwell Automation Inc.	2,606,419	8,955,960
195,000	Yahoo! Inc.†	3,996,771	7,324,200

		25,615,463	40,635,597

	Consumer Products — 5.0%
30,000	Brunswick Corp.	735,843	1,359,600
11,000	Christian Dior SE	307,335	1,767,617
49,200	Church & Dwight Co. Inc.	154,896	5,062,188
17,000	Coty Inc., Cl. A	261,764	441,830
435,000	Edgewell Personal Care Co.†	22,866,628	36,718,350
325,000	Energizer Holdings Inc.	6,092,592	16,734,250
3,400	Givaudan SA	1,182,809	6,810,445
30,000	Harley-Davidson Inc.	75,562	1,359,000
2,000	Hermes International	694,184	747,864
6,000	National Presto Industries Inc.	175,817	566,100
47,000	Reckitt Benckiser Group plc	1,490,918	4,686,422
100,000	Sally Beauty Holdings Inc.†	800,712	2,941,000
10,000	Svenska Cellulosa AB, Cl. A	169,715	317,822
42,000	Svenska Cellulosa AB, Cl. B	589,196	1,335,351
1,041,400	Swedish Match AB	11,491,338	36,002,872
10,000	Syratech Corp.†	2,000	30
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	364,080
160,000	The Procter & Gamble Co.	5,377,985	13,547,200
65,000	Unilever plc, ADR	2,155,477	3,114,150
36,000	Wolverine World Wide Inc.	167,419	731,520

		54,973,185	134,607,691

	Consumer Services — 1.8%
5,000	Allegion plc.	50,325	347,150
100,000	IAC/InterActiveCorp.	1,106,208	5,630,000
465,600	Liberty Interactive Corp. QVC Group, Cl. A†	3,054,108	11,812,272
45,000	Liberty TripAdvisor Holdings Inc., Cl. A†	319,748	984,600
103,000	Liberty Ventures, Cl. A†	999,854	3,818,210

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
919,150	Rollins Inc.	$ 2,138,083	$26,903,521

		7,668,326	49,495,753

	Diversified Industrial — 5.0%
500	Acuity Brands Inc.	5,901	123,980
5,000	Anixter International Inc.†	45,044	266,400
356,700	Crane Co.	5,836,277	20,232,024
103,000	Eaton Corp. plc	5,079,893	6,152,190
82,000	Greif Inc., Cl. A	888,806	3,056,140
226,000	Greif Inc., Cl. B	12,311,274	12,373,500
345,000	Honeywell International Inc.	10,458,874	40,130,400
20,000	HRG Group Inc.†	267,529	274,600
24,000	Ingersoll-Rand plc	355,983	1,528,320
250,000	ITT Inc.	2,196,124	7,995,000
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,749,300
127,500	Jardine Strategic Holdings Ltd.	3,053,361	3,847,950
154,100	Katy Industries Inc.†	181,955	192,625
245,000	Myers Industries Inc.	1,533,959	3,528,000
9,000	Nortek Inc.†	328,562	533,790
30,000	Pentair plc.	1,039,405	1,748,700
13,000	Sulzer AG.	1,200,212	1,123,605
182,000	Textron Inc.	2,372,143	6,653,920
320,000	Toray Industries Inc.	2,290,603	2,694,117
230,000	Trinity Industries Inc.	1,242,169	4,271,100
355,000	Tyco International plc	8,260,597	15,123,000
4,000	Waters Corp.†	299,744	562,600

		60,806,316	134,161,261

	Electronics — 1.7%
155,000	Cypress Semiconductor Corp.	1,373,774	1,635,250
20,000	Dolby Laboratories Inc., Cl. A .	802,769	957,000
8,000	Kyocera Corp., ADR	111,725	381,280
1,500	Mettler-Toledo International Inc.†	212,220	547,380
2,200	Samsung Electronics Co. Ltd., GDR	401,884	1,366,200
945,000	Sony Corp., ADR	18,997,165	27,735,750
40,000	TE Connectivity Ltd.	1,041,037	2,284,400
113,000	Texas Instruments Inc.	2,728,874	7,079,450
25,000	Thermo Fisher Scientific Inc.	3,077,408	3,694,000

		28,746,856	45,680,710

	Energy and Utilities — 3.9%
11,000	Anadarko Petroleum Corp.	652,895	585,750
140,000	BP plc, ADR	3,743,329	4,971,400
120,000	Chevron Corp.	4,296,634	12,579,600
195,000	ConocoPhillips	4,104,005	8,502,000
50,000	CONSOL Energy Inc.	513,581	804,500
113,000	Devon Energy Corp.	1,571,968	4,096,250

Shares		Cost	Market Value
5,000	Edison International	$ 85,000	$ 388,350
207,000	El Paso Electric Co.	2,576,999	9,784,890
98,500	EOG Resources Inc.	225,553	8,216,870
181,000	Exxon Mobil Corp.	4,836,313	16,966,940
130,000	GenOn Energy Inc., Escrow†	0	0
168,000	Halliburton Co.	5,482,110	7,608,720
65,000	Kinder Morgan Inc.	1,263,191	1,216,800
245,000	National Fuel Gas Co.	12,023,417	13,935,600
56,400	Oceaneering International Inc.	1,485,871	1,684,104
5,000	Phillips 66	189,129	396,700
88,000	Rowan Companies plc, Cl. A	3,210,669	1,554,080
25,000	Royal Dutch Shell plc, Cl. A, ADR	1,498,467	1,380,500
70,500	Southwest Gas Corp.	1,217,100	5,549,055
61,000	Spectra Energy Corp.	1,381,040	2,234,430
99,500	The AES Corp.	329,345	1,241,760
12,000	Wartsila OYJ Abp	626,738	486,738
440,000	Weatherford International plc†	5,942,080	2,442,000

		57,255,434	106,627,037

	Entertainment — 6.7%
195,500	Discovery Communications Inc., Cl. A†	1,037,519	4,932,465
576,000	Discovery Communications Inc., Cl. C†	3,714,689	13,737,600
9,000	DreamWorks Animation SKG Inc., Cl. A†	183,386	367,830
807,400	Grupo Televisa SAB, ADR	10,741,774	21,024,696
309,000	Media General Inc.†	1,782,102	5,311,710
128,400	Starz, Cl. A†	41,186	3,841,728
137,133	The Madison Square Garden Co, Cl. A†	1,210,938	23,656,814
332,001	Time Warner Inc.	11,918,832	24,415,354
2,078,900	Twenty-First Century Fox Inc., Cl. A	13,465,722	56,234,245
118,000	Twenty-First Century Fox Inc., Cl. B	3,051,089	3,215,500
441,500	Viacom Inc., Cl. A	13,584,392	20,494,430
25,000	Viacom Inc., Cl. B	1,051,735	1,036,750
125,000	Vivendi SA	3,053,427	2,344,357

		64,836,791	180,613,479

	Environmental Services — 2.3%
629,300	Republic Services Inc.	8,470,871	32,289,383
58,520	Waste Connections Inc.	3,089,422	4,216,366
390,000	Waste Management Inc.	7,693,215	25,845,300

		19,253,508	62,351,049

	Equipment and Supplies — 7.0%
986,900	AMETEK Inc.	1,629,121	45,624,387
12,000	Amphenol Corp., Cl. A	23,162	687,960
10,000	AZZ Inc.	370,300	599,800

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
94,000	CIRCOR International Inc.	$ 936,140	$ 5,357,060
115,000	Crown Holdings Inc.†	518,454	5,827,050
168,000	CTS Corp.	1,022,835	3,010,560
4,670	Danaher Corp.	41,237	471,670
614,900	Donaldson Co. Inc.	1,874,137	21,127,964
575,000	Flowserve Corp.	3,837,135	25,972,750
57,000	Graco Inc.	2,961,863	4,502,430
439,900	IDEX Corp.	1,645,735	36,115,790
90,000	Interpump Group SpA	375,067	1,404,284
16,000	Lawson Products Inc.†	267,152	317,760
93,000	Manitowoc Foodservice Inc.†	175,205	1,638,660
136,000	Mueller Industries Inc.	3,654,363	4,335,680
13,000	SEACOR Holdings Inc.†	931,927	753,350
180,000	Sealed Air Corp.	3,933,222	8,274,600
93,000	The Manitowoc Co. Inc.	52,334	506,850
49,000	The Timken Co.	1,833,939	1,502,340
13,000	The Toro Co.	451,164	1,146,600
80,000	The Weir Group plc	336,631	1,534,673
23,500	Valmont Industries Inc.	190,553	3,178,845
263,000	Watts Water Technologies Inc., Cl. A	3,093,055	15,322,380

		30,154,731	189,213,443

	Financial Services — 9.5%
13,400	Alleghany Corp.†	2,135,954	7,364,372
73,000	AllianceBernstein Holding LP	1,073,170	1,700,900
566,800	American Express Co.	17,578,973	34,438,768
3,500	Ameriprise Financial Inc.	112,007	314,475
33,000	Argo Group International Holdings Ltd.	863,864	1,712,700
60,000	Bank of America Corp.	565,016	796,200
197	Berkshire Hathaway Inc., Cl. A†	691,821	42,744,075
59,700	BKF Capital Group Inc.†	177,946	44,775
45,000	Calamos Asset Management Inc., Cl. A	512,984	328,950
65,000	Citigroup Inc.	2,290,500	2,755,350
4,000	Credit Acceptance Corp.†	690,864	740,320
170,000	Fortress Investment Group LLC, Cl. A	912,721	751,400
134,000	GAM Holding AG	1,850,414	1,420,277
220,000	H&R Block Inc.	4,074,592	5,060,000
50,000	Interactive Brokers Group Inc., Cl. A	821,025	1,770,000
400,000	Janus Capital Group Inc.	3,716,565	5,568,000
240,600	JPMorgan Chase & Co.	9,581,550	14,950,884
94,000	Kinnevik AB, Cl. A	2,085,848	2,427,577
116,000	Kinnevik AB, Cl. B	3,224,256	2,742,090
245,750	KKR & Co. LP	4,173,602	3,032,555
314,000	Legg Mason Inc.	7,728,859	9,259,860
51,000	LendingTree Inc.†	404,414	4,504,830

Shares		Cost	Market Value
35,000	Leucadia National Corp.	$ 324,217	$ 606,550
40,000	Loews Corp.	1,577,090	1,643,600
42,000	M&T Bank Corp.	3,017,681	4,965,660
117,000	Marsh & McLennan Companies Inc.	3,364,770	8,009,820
50,000	Northern Trust Corp.	2,212,510	3,313,000
150,000	PayPal Holdings Inc.†	4,920,528	5,476,500
30,000	Popular Inc.	593,108	879,000
134,200	State Street Corp.	3,337,808	7,236,064
20,000	SunTrust Banks Inc.	424,879	821,600
52,000	T. Rowe Price Group Inc.	1,121,438	3,794,440
666,900	The Bank of New York Mellon Corp.	19,020,332	25,909,065
49,000	The Blackstone Group LP	665,708	1,202,460
13,500	The Goldman Sachs Group Inc.	1,573,808	2,005,830
120,000	The Hartford Financial Services Group Inc.	3,791,202	5,325,600
141,000	The PNC Financial Services Group Inc.	8,138,979	11,475,990
10,000	Value Line Inc.	137,382	163,500
13,000	W. R. Berkley Corp.	470,830	778,960
155,000	Waddell & Reed Financial Inc., Cl. A	3,242,505	2,669,100
564,400	Wells Fargo & Co.	16,911,136	26,713,052

		140,112,856	257,418,149

	Food and Beverage — 14.7%
494,200	Brown-Forman Corp., Cl. A	5,690,468	53,388,426
130,000	Brown-Forman Corp., Cl. B	2,698,344	12,968,800
46,000	Campbell Soup Co.	1,336,867	3,060,380
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,390,031
34,000	Chr. Hansen Holding A/S	1,430,763	2,221,532
25,000	Coca-Cola European Partners plc.	489,112	892,250
16,500	Coca-Cola HBC AG	231,193	331,683
377,000	ConAgra Foods Inc.	12,264,295	18,024,370
38,000	Constellation Brands Inc., Cl. A	966,566	6,285,200
22,000	Core-Mark Holding Co. Inc.	254,975	1,030,920
30,000	Crimson Wine Group Ltd.†	231,103	250,800
250,000	Danone SA	11,788,280	17,592,387
423,100	Davide Campari-Milano SpA	2,709,854	4,169,491
300,000	Diageo plc, ADR	11,169,526	33,864,000
133,500	Dr Pepper Snapple Group Inc.	3,252,750	12,900,105
80,000	Farmer Brothers Co.†	983,002	2,564,800
310,000	Flowers Foods Inc.	544,307	5,812,500
41,000	Fomento Economico Mexicano SAB de CV, ADR.	1,407,018	3,792,090
483,000	General Mills Inc.	9,257,575	34,447,560
2,200,000	Grupo Bimbo SAB de CV, Cl. A	965,033	6,899,913

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
10,000	Heineken Holding NV	$ 407,450	$ 811,897
104,500	Heineken NV	5,059,052	9,598,785
20,000	Heineken NV, ADR	481,150	926,400
5,200	Ingredion Inc.	62,530	672,932
160,000	ITO EN Ltd.	3,457,147	6,127,923
15,000	John Bean Technologies Corp.	239,584	918,300
80,000	Kellogg Co.	3,827,964	6,532,000
74,300	Kerry Group plc, Cl. A	971,930	6,602,154
452,000	Kikkoman Corp.	5,188,611	16,414,080
19,800	LVMH Moet Hennessy Louis Vuitton SE	701,482	2,988,348
165,000	Maple Leaf Foods Inc.	3,013,197	3,523,627
27,000	MEIJI Holdings Co. Ltd.	602,537	2,727,061
406,000	Mondelēz International Inc., Cl. A	9,071,592	18,477,060
245,000	Morinaga Milk Industry Co. Ltd.	909,693	1,689,246
60,000	Nestlé SA	3,731,342	4,617,511
170,000	NISSIN FOODS HOLDINGS CO. LTD.	5,822,388	9,202,537
250,000	Parmalat SpA	704,668	649,761
175,000	PepsiCo Inc.	7,488,205	18,539,500
68,000	Pernod Ricard SA	6,062,771	7,553,879
130,500	Post Holdings Inc.†	3,246,920	10,791,045
93,000	Remy Cointreau SA	5,655,846	7,995,461
10,000	SABMiller plc	358,218	581,759
115,912	Snyder’s-Lance Inc.	2,836,223	3,928,264
17,000	Suntory Beverage & Food Ltd.	541,830	760,567
15,000	The Kraft Heinz Co.	975,759	1,327,200
98,000	The Coca-Cola Co.	2,268,513	4,442,340
34,000	The Hain Celestial Group Inc.†	267,614	1,691,500
21,000	The J.M. Smucker Co.	729,807	3,200,610
45,000	The WhiteWave Foods Co.†	453,697	2,112,300
385,000	Tingyi (Cayman Islands) Holding Corp.	955,563	362,763
165,000	Tootsie Roll Industries Inc.	1,565,302	6,357,450
10,000	Tyson Foods Inc., Cl. A	79,907	667,900
100,000	United Natural Foods Inc.†	3,826,214	4,680,000
200,300	Yakult Honsha Co. Ltd.	5,045,302	10,241,456

		155,472,175	399,600,854

	Health Care — 5.1%
50,000	Akorn Inc.†	2,071,831	1,424,250
177,000	Alere Inc.†	6,545,347	7,377,360
31,501	Allergan plc†	4,834,188	7,279,451
17,000	AmerisourceBergen Corp.	673,233	1,348,440
55,500	Amgen Inc.	2,539,296	8,444,325
20,000	AngioDynamics Inc.†	200,704	287,400
55,372	Baxter International Inc.	1,563,995	2,503,919

Shares		Cost	Market Value
10,000	Becton, Dickinson and Co.	$ 1,128,903	$ 1,695,900
11,000	Biogen Inc.†	76,370	2,660,020
5,000	Bio-Rad Laboratories Inc.,
	Cl. A†	488,804	715,100
825,000	BioScrip Inc.†	3,879,005	2,103,750
80,000	Boston Scientific Corp.†	559,000	1,869,600
125,000	Bristol-Myers Squibb Co.	3,218,850	9,193,750
17,000	Cepheid Inc.†	189,176	522,750
71,700	Chemed Corp.	3,931,162	9,773,427
35,000	Cigna Corp.	1,816,474	4,479,650
26,000	CONMED Corp.	523,478	1,240,980
53,000	DaVita HealthCare Partners Inc.†	3,199,659	4,097,960
30,000	Eli Lilly & Co.	1,057,507	2,362,500
13,000	Endo International plc†	517,479	202,670
44,000	Exactech Inc.†	671,660	1,176,560
20,000	Express Scripts Holding Co.†	1,286,252	1,516,000
20,000	Gerresheimer AG	1,276,756	1,531,240
60,000	HCA Holdings Inc.†	4,020,691	4,620,600
29,500	Henry Schein Inc.†	842,713	5,215,600
17,000	Humana Inc.	1,911,480	3,057,960
40,000	Indivior plc	25,984	133,711
71,500	Johnson & Johnson	4,485,549	8,672,950
98,356	Kindred Healthcare Inc.	2,225,662	1,110,439
5,000	Laboratory Corp. of America Holdings†	443,148	651,350
20,000	McKesson Corp.	1,812,699	3,733,000
3,000	Mead Johnson Nutrition Co.	178,673	272,250
15,000	Medtronic plc.	1,117,175	1,301,550
145,000	Merck & Co. Inc.	4,283,496	8,353,450
40,000	Mylan NV†	2,459,434	1,729,600
30,000	Myriad Genetics Inc.†	1,014,806	918,000
30,432	Orthofix International NV†	1,015,782	1,290,317
30,000	Owens & Minor Inc.	902,440	1,121,400
42,000	Patterson Companies Inc.	1,298,788	2,011,380
44,000	Quidel Corp.†	603,237	785,840
400	Regeneron Pharmaceuticals Inc.†	43,670	139,692
75,000	Roche Holding AG, ADR	1,477,507	2,471,250
3,000	Shire plc, ADR	579,630	552,240
32,000	Stryker Corp.	1,660,657	3,834,560
93,396	Tenet Healthcare Corp.†	2,888,624	2,581,465
10,000	UnitedHealth Group Inc.	580,641	1,412,000
140,000	William Demant Holding A/S†	1,314,346	2,715,628
94,001	Wright Medical Group NV†	1,935,476	1,632,794
21,000	Zimmer Biomet Holdings Inc.	1,489,483	2,527,980
15,000	Zoetis Inc.	682,715	711,900

		83,543,635	137,365,908

	Hotels and Gaming — 1.2%
17,000	Accor SA	583,813	654,456
54,000	Belmond Ltd., Cl. A†	598,163	534,600

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
16,000	Churchill Downs Inc.	$ 673,992	$ 2,021,760
350,000	Genting Singapore plc	367,220	188,368
45,000	Hyatt Hotels Corp., Cl. A†	1,749,864	2,211,300
89,000	Interval Leisure Group Inc.	580,117	1,415,100
75,000	Las Vegas Sands Corp.	282,987	3,261,750
5,000,000	Mandarin Oriental International Ltd.	8,810,900	6,775,000
395,000	MGM Resorts International†	4,059,351	8,938,850
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,026,269
75,000	Universal Entertainment Corp.†	504,653	1,560,790
10,000	Wyndham Worldwide Corp.	249,886	712,300
12,000	Wynn Resorts Ltd.	925,515	1,087,680

		22,109,023	31,388,223

	Machinery — 2.9%
121,500	Caterpillar Inc.	799,951	9,210,915
1,380,000	CNH Industrial NV, New York	10,752,899	9,867,000
220,000	CNH Industrial NV, Brsaltaliana	2,134,712	1,582,066
285,000	Deere & Co.	2,036,341	23,096,400
45,000	Mueller Water Products Inc., Cl. A	358,307	513,900
749,000	Xylem Inc.	10,151,503	33,442,850
8,000	Zebra Technologies Corp., Cl. A†	322,005	400,800

		26,555,718	78,113,931

	Manufactured Housing and Recreational Vehicles — 0.1%
31,500	Cavco Industries Inc.†	596,101	2,951,550
20,000	Nobility Homes Inc.†	192,816	290,000
32,500	Skyline Corp.†	177,923	305,500

		966,840	3,547,050

	Metals and Mining — 2.0%
56,000	Agnico Eagle Mines Ltd.	1,821,420	2,996,000
400,000	Alcoa Inc.	3,906,080	3,708,000
234,000	Barrick Gold Corp.	3,615,288	4,995,900
30,000	Cliffs Natural Resources Inc.†	199,316	170,100
90,000	Franco-Nevada Corp.	3,113,147	6,845,400
156,000	Freeport-McMoRan Inc.	1,880,433	1,737,840
60,000	Kinross Gold Corp.†	376,124	293,400
24,000	New Hope Corp. Ltd.	32,183	25,417
539,000	Newmont Mining Corp.	11,574,244	21,085,680
133,000	Royal Gold Inc.	5,852,287	9,578,660
85,000	Silver Wheaton Corp.	1,609,340	2,000,050
186,000	Turquoise Hill Resources Ltd.†	654,400	628,680

		34,634,262	54,065,127

Shares		Cost	Market Value
	Publishing — 0.9%
2,200	Graham Holdings Co., Cl. B	$ 965,421	$ 1,076,988
65,000	Meredith Corp.	1,399,938	3,374,150
155,000	News Corp., Cl. A	781,182	1,759,250
195,000	News Corp., Cl. B	2,987,049	2,275,650
128,500	S&P Global Inc.	1,022,369	13,782,910
200,000	The E.W. Scripps Co., Cl. A†	2,516,153	3,168,000
12,000	The New York Times Co., Cl. A	107,527	145,200

		9,779,639	25,582,148

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	294,496	545,655
330	Brookfield Business Partners LP†	9,316	6,300
104,000	Griffin Industrial Realty Inc.	1,510,666	3,187,600
241,000	The St. Joe Co.†	1,865,829	4,270,520

		3,680,307	8,010,075

	Real Estate Investment Trusts — 0.4%
70,000	Forest City Realty Trust Inc., Cl. A	1,405,754	1,561,700
14,422	Host Hotels & Resorts Inc.	290,636	233,781
85,000	Ryman Hospitality Properties Inc.	3,702,677	4,305,250
124,000	Weyerhaeuser Co.	2,593,467	3,691,480

		7,992,534	9,792,211

	Retail — 3.6%
88,000	Aaron’s Inc.	526,933	1,926,320
114,000	AutoNation Inc.†	954,122	5,355,720
82,000	Costco Wholesale Corp.	4,264,800	12,877,280
250,000	CST Brands Inc.	8,080,948	10,770,000
275,000	CVS Health Corp.	9,213,212	26,328,500
487,000	Hertz Global Holdings Inc.†	9,246,385	5,391,090
40,000	HSN Inc.	1,108,605	1,957,200
295,000	J.C. Penney Co. Inc.†	3,754,412	2,619,600
36,000	Krispy Kreme Doughnuts Inc.†	241,212	754,560
450,000	Lianhua Supermarket Holdings Ltd., Cl. H†	423,018	174,592
150,000	Macy’s Inc.	2,082,404	5,041,500
50,000	Murphy USA Inc.†	2,116,202	3,708,000
57,100	Penske Automotive Group Inc.	2,580,942	1,796,366
14,857	Rush Enterprises Inc., Cl. B†	337,936	308,877
50,000	The Cheesecake Factory Inc.	1,484,808	2,407,000
34,000	The Home Depot Inc.	1,057,046	4,341,460
128,000	The Kroger Co.	389,119	4,709,120
34,000	Walgreens Boots Alliance Inc.	1,889,156	2,831,180
100,000	Whole Foods Market Inc.	1,271,571	3,202,000

		51,022,831	96,500,365

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 1.9%
14,000	Ashland Inc.	$ 777,187	$ 1,606,780
205,000	Chemtura Corp.†	4,409,412	5,407,900
611,000	Ferro Corp.†	5,157,436	8,175,180
91,200	General Chemical Group Inc.†	249,024	1,186
165,000	H.B. Fuller Co.	5,038,036	7,258,350
125,500	International Flavors & Fragrances Inc.	6,811,878	15,821,785
395,000	OMNOVA Solutions Inc.†	1,081,551	2,863,750
11,000	Praxair Inc.	1,148,655	1,236,290
140,000	Sensient Technologies Corp.	2,582,438	9,945,600
31,500	SGL Carbon SE†	604,296	343,630

		27,859,913	52,660,451

	Telecommunications — 2.3%
36,000	CenturyLink Inc.	641,820	1,044,360
1,370,000	Cincinnati Bell Inc.†	4,990,626	6,260,900
180,000	Deutsche Telekom AG, ADR	2,793,283	3,056,400
30,000	Hellenic Telecommunications Organization SA	435,110	268,672
25,000	Hellenic Telecommunications Organization SA, ADR	111,368	115,500
75,200	Level 3 Communications Inc.†	1,891,360	3,872,048
63,107	Loral Space & Communi- cations Inc.†	2,446,812	2,225,784
6,000	Orange SA, ADR	63,335	98,520
215,000	Sprint Corp.†	1,166,477	973,950
3,007,800	Telecom Italia SpA†	1,674,788	2,453,371
175,000	Telecom Italia SpA, ADR†	1,222,253	1,429,750
39,981	Telefonica Brasil SA, ADR	373,700	543,742
267,401	Telefonica SA, ADR	3,354,218	2,534,961
1,005,510	Telephone & Data Systems Inc.	20,197,953	29,823,427
230,000	Telesites SAB†	154,371	142,157
140,000	Verizon Communications Inc.	4,814,805	7,817,600
30,000	VimpelCom Ltd., ADR	161,262	116,400

		46,493,541	62,777,542

	Transportation — 0.5%
305,000	GATX Corp.	8,271,317	13,410,850
4,000	Kansas City Southern	7,317	360,360
46,000	Providence and Worcester Railroad Co.	710,155	749,800

		8,988,789	14,521,010

	Wireless Communications — 0.8%
115,000	America Movil SAB de CV, Cl. L, ADR	351,470	1,409,900
14,500	Millicom International Cellular SA	967,889	885,805

			Market
Shares		Cost	Value
58,000	Millicom International Cellular SA, SDR	$ 4,019,048	$ 3,530,441
210,000	NTT DoCoMo Inc.	2,985,823	5,625,962
20,000	Tim Participacoes SA, ADR	148,920	211,000
70,000	T-Mobile US Inc.†	2,219,571	3,028,900
175,000	United States Cellular Corp.†	8,448,828	6,872,250

		19,141,549	21,564,258

	TOTAL COMMON STOCKS	1,169,228,334	2,700,904,608

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	597,146

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	0	200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
255,000	Kinder Morgan Inc., expire 05/25/17†	296,658	4,335

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(a)	329,280	378,000

	TOTAL WARRANTS	625,938	382,335

	TOTAL INVESTMENTS — 99.7%	$1,170,529,209	$2,701,884,289

	Other Assets and Liabilities (Net) — 0.3%		7,043,699

	NET ASSETS — 100.0%		$2,708,927,988

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of the Rule 144A security amounted to $378,000 or 0.01% of net assets.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities June 30, 2016 (Unaudited)
Assets:
Investments, at value (cost $1,170,529,209)	$2,701,884,289
Foreign currency, at value (cost $31,187)	31,128
Cash	25,820
Receivable for investments sold	16,009,231
Receivable for Fund shares sold	467,791
Dividends receivable	3,702,579
Prepaid expenses	70,897
Receivable for custody fees reimbursement	432,346

Total Assets	2,722,624,081

Liabilities:
Payable for investments purchased	953,343
Payable for Fund shares redeemed	2,033,213
Payable for investment advisory fees	2,235,368
Payable for distribution fees	511,331
Payable for accounting fees	11,250
Line of credit payable	7,394,000
Other accrued expenses	557,588

Total Liabilities	13,696,093

Net Assets
(applicable to 47,322,427 shares outstanding)	$2,708,927,988

Net Assets Consist of:
Paid-in capital	$970,783,382
Undistributed net investment income	11,189,065
Accumulated net realized gain on investments and foreign currency transactions	195,618,084
Net unrealized appreciation on investments	1,531,355,080
Net unrealized depreciation on foreign currency translations	(17,623)

Net Assets	$2,708,927,988

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,074,059,803 ÷ 36,145,754 shares outstanding)	$57.38

Class A:
Net Asset Value and redemption price per share ($64,598,390 ÷ 1,135,765 shares outstanding)	$56.88

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$60.35

Class C:
Net Asset Value and offering price per share ($84,052,551 ÷ 1,563,585 shares outstanding)	$53.76	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($486,217,244 ÷ 8,477,323 shares outstanding)	$57.36

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended June 30, 2016 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $1,003,433)	$28,754,650
Interest	711
Other income*	432,346

Total Income	29,187,707

Expenses:
Investment advisory fees	13,345,048
Distribution fees - Class AAA	2,556,261
Distribution fees - Class A	80,848
Distribution fees - Class C	432,364
Shareholder services fees	998,863
Shareholder communications expenses	154,091
Custodian fees	153,584
Trustees’ fees	94,481
Interest expense	61,891
Registration expenses	48,911
Legal and audit fees	41,984
Accounting fees	22,500
Miscellaneous expenses	85,088

Total Expenses	18,075,914

Less:
Expenses paid indirectly by broker (See Note 6)	(10,094)

Net Expenses	18,065,820

Net Investment Income	11,121,887

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	211,513,652
Net realized gain on foreign currency transactions	13,736

Net realized gain on investments and foreign currency transactions	211,527,388

Net change in unrealized appreciation/depreciation:
on investments	(67,460,059)
on foreign currency translations	9,481

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(67,450,578)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	144,076,810

Net Increase in Net Assets Resulting from Operations	$155,198,697

*	The Fund received a one time reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
Operations:
Net investment income	$11,121,887	$10,468,296
Net realized gain on investments and foreign currency transactions	211,527,388	389,894,305
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(67,450,578)	(583,650,034)

Net Increase/(Decrease) in Net Assets Resulting from Operations	155,198,697	(183,287,433)

Distributions to Shareholders:
Net investment income
Class AAA	—	(7,627,505)
Class A	—	(255,360)
Class I	—	(3,151,620)

	—	(11,034,485)

Net realized gain
Class AAA	—	(262,380,838)
Class A	—	(9,157,559)
Class C	—	(12,436,170)
Class I	—	(58,085,281)

	—	(342,059,848)

Total Distributions to Shareholders	—	(353,094,333)

Shares of Beneficial Interest Transactions:
Class AAA	(204,280,652)	(430,711,437)
Class A	(13,435,625)	(21,434,536)
Class C	(16,931,468)	(9,164,959)
Class I	(23,494,719)	187,399,518

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(258,142,464)	(273,911,414)

Redemption Fees	670	8,957

Net Decrease in Net Assets	(102,943,097)	(810,284,223)
Net Assets:
Beginning of year	2,811,871,085	3,622,155,308

End of period (including undistributed net investment income of $11,189,065 and $67,178, respectively)	$2,708,927,988	$2,811,871,085

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2016(c)	$54.10	$0.22	$3.06	$3.28	$—	$—	$—	$0.00	$57.38	6.1%	$2,074,060	0.81	%(d)	1.37	%(d)(e)	1%
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31		1.35	(e)	3
2014	65.31	0.19	3.04	3.23	(0.17)	(2.98)	(3.15)	0.00	65.39	4.9	3,011,541	0.28		1.35		5
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35		1.35		7
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97		1.38		4
2011	48.93	0.19	(0.41)	(0.22)	(0.18)	(0.93)	(1.11)	0.00	47.60	(0.4)	2,527,218	0.39		1.37		8
Class A
2016(c)	$53.62	$0.22	$3.04	$3.26	$—	$—	$—	$0.00	$56.88	6.1%	$64,598	0.81	%(d)	1.37	%(d)(e)	1%
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31		1.35	(e)	3
2014	64.82	0.19	3.02	3.21	(0.17)	(2.98)	(3.15)	0.00	64.88	4.9	110,428	0.28		1.35		5
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33		1.35		7
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98		1.38		4
2011	48.65	0.21	(0.42)	(0.21)	(0.21)	(0.93)	(1.14)	0.00	47.30	(0.4)	66,330	0.43		1.37		8
Class C
2016(c)	$50.87	$0.02	$2.87	$2.89	—	$—	—	$0.00	$53.76	5.7%	$84,053	0.06	%(d)	2.12	%(d)(e)	1%
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	$(7.35)	0.00	50.87	(6.6)	96,670	(0.44)		2.10	(e)	3
2014	62.58	(0.30)	2.91	2.61	—	(2.98)	(2.98)	0.00	62.21	4.1	125,548	(0.47)		2.10		5
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)		2.10		7
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27		2.13		4
2011	47.53	(0.15)	(0.40)	(0.55)	—	(0.93)	(0.93)	0.00	46.05	(1.1)	41,146	(0.32)		2.12		8
Class I
2016(c)	$54.01	$0.29	$3.06	$3.35	$—	$—	$—	$0.00	$57.36	6.2%	$486,217	1.07	%(d)	1.12	%(d)(e)	1%
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57		1.10	(e)	3
2014	65.25	0.35	3.06	3.41	(0.35)	(2.98)	(3.33)	0.00	65.33	5.2	374,638	0.52		1.10		5
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60		1.10		7
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30		1.13		4
2011	48.90	0.34	(0.44)	(0.10)	(0.31)	(0.93)	(1.24)	0.00	47.56	(0.2)	94,896	0.69		1.12		8

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 36,186,803	—	$195,286	$ 36,382,089
Airlines	—	—	45,000	45,000
Consumer Products	134,607,661	—	30	134,607,691
Diversified Industrial	133,968,636	$ 192,625	—	134,161,261
Specialty Chemicals	52,659,265	1,186	—	52,660,451
Other Industries (a)	2,343,048,116	—	—	2,343,048,116
Total Common Stocks	2,700,470,481	193,811	240,316	2,700,904,608
Preferred Stocks (a)	—	597,146	—	597,146
Rights (a)	—	—	200	200
Warrants (a)	4,335	378,000	—	382,335
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,700,474,816	$1,168,957	$240,516	$2,701,884,289

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2016, the Fund held no forward foreign exchange contracts.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Ordinary income (inclusive of short term capital gains)	$12,685,033
Net long term capital gains	340,409,300

Total distributions paid	$353,094,333

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,183,462,844	$1,591,358,900	$(72,937,455)	$1,518,421,445

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government Obligations, aggregated $29,412,547 and $336,299,988, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $135,424 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $14,235 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period ended June 30, 2016 was $10,094.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there was $7,394,000 outstanding under the line of credit.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $5,581,810 with a weighted average interest rate of 0.99%. The maximum amount borrowed at any time during the six months ended June 30, 2016 was $46,870,927.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	376,304	$20,231,722	1,205,642	$77,741,212
Shares issued upon reinvestment of distributions	—	—	4,683,385	257,117,798
Shares redeemed	(4,164,049)	(224,512,374)	(12,008,241)	(765,570,447)

Net decrease	(3,787,745)	$(204,280,652)	(6,119,214)	$(430,711,437)

Class A
Shares sold	63,709	$3,411,285	224,104	$14,208,679
Shares issued upon reinvestment of distributions	—	—	143,620	7,814,459
Shares redeemed	(316,326)	(16,846,910)	(681,417)	(43,457,674)

Net decrease	(252,617)	$(13,435,625)	(313,693)	$(21,434,536)

Class C
Shares sold	40,959	$2,052,055	254,277	$14,996,602
Shares issued upon reinvestment of distributions	—	—	186,495	9,626,878
Shares redeemed	(377,721)	(18,983,523)	(558,667)	(33,788,439)

Net decrease	(336,762)	$(16,931,468)	(117,895)	$(9,164,959)

Class I
Shares sold	824,754	$44,547,843	4,867,959	$307,456,020
Shares issued upon reinvestment of distributions	—	—	1,029,505	56,416,891
Shares redeemed	(1,244,128)	(68,042,562)	(2,626,653)	(169,537,993)
Shares redemption in-kind	—	—	(108,808)	(6,935,400)

Net increase/(decrease)	(419,374)	$(23,494,719)	3,162,003	$187,399,518

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 24, 2016, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of multi-cap core funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the fourth quartile of the funds in its category for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a B.A. in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Chairman and Chief Executive Officer, Associated Capital Group, Inc.	Anthonie C. van Ekris Chairman, BALMAC International, Inc. Salvatore J. Zizza Chairman, Zizza & Associates Corp.
Anthony J. Colavita President, Anthony J. Colavita, P.C.	OFFICERS Bruce N. Alpert President
James P. Conn Former Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Andrea R. Mango Secretary Agnes Mullady Treasurer

John D. Gabelli Senior Vice President, G.research, LLC	Richard J. Walz Chief Compliance Officer DISTRIBUTOR G.distributors, LLC
Kuni Nakamura President, Advanced Polymer, Inc. Anthony R. Pustorino Certified Public Accountant, Professor Emeritus, Pace University	CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT State Street Bank and Trust Company

Werner J. Roeder, MD Former Medical Director, Lawrence Hospital	LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/31/2016

* Print the name and title of each signing officer under his or her signature.